COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 28, 2019
Restructuring charges and payments

During 2019, restructuring charges and payments were as follows:

	Accrual at	Charges,			Foreign	Accrual at
	December 29,	Net of	Cash	Non-cash	Currency	December 28,
(In millions)	2018	Reversals	Payments	Impairment	Translation	2019
2019/2020 Actions
Severance and related costs	$—	$21.9	$—	$—	$—	$21.9
Asset impairment charges	—	3.3	—	(3.3)	—	—
2018/2019 Actions
Severance and related costs	40.7	24.0	(57.1)	—	(1.1)	6.5
Lease cancellation costs	—	.3	—	—	—	.3
Asset impairment charges	—	1.6	—	(1.6)	—	—
Total	$40.7	$51.1	$(57.1)	$(4.9)	$(1.1)	$28.7

During 2018, restructuring charges and payments were as follows:

	Accrual at	Charges,			Foreign	Accrual at
	December 30,	Net of	Cash	Non-cash	Currency	December 29,
(In millions)	2017	Reversals	Payments	Impairment	Translation	2018
2018/2019 Actions
Severance and related costs	$—	$51.8	$(9.8)	$—	$(1.3)	$40.7
Asset impairment charges	—	7.6	—	(7.6)	—	—
Total	$—	$59.4	$(9.8)	$(7.6)	$(1.3)	$40.7

Total amount of restructuring charges incurred by reportable segment and Corporate

(In millions)	2019	2018	2017
Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$29.0	$57.8	$14.8
Retail Branding and Information Solutions	9.8	11.9	18.4
Industrial and Healthcare Materials	9.4	4.0	.2
Corporate	2.2	—	—
Total	$50.4	$73.7	$33.4